                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2527

                               SCUDDER MONEY FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        07/31

Date of reporting period:       07/31/05

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Money Funds

Scudder Money Market Fund

Scudder Government & Agency Money Fund

Scudder Tax-Exempt Money Fund

Annual Report to Shareholders

July 31, 2005

Contents

Click Here Performance Summary

Click Here Information About Each Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary July 31, 2005

Scudder Money Market Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] First Tier Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Money Market Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Money Market Fund Category as of 7/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	40	of	363	11
3-Year	33	of	344	10
5-Year	30	of	299	10
10-Year	21	of	184	11

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/05. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder Government & Agency Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] Government & Agencies Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Government & Agency Money Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Government Money Market Fund Category as of 7/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	11	of	117	10
3-Year	8	of	106	8
5-Year	9	of	100	9
10-Year	6	of	73	9

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/05. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Government Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder Tax-Exempt Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] Tax-Free Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Income may be subject to state and local taxes and the alternative minimum tax. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Tax-Exempt Money Fund is compared to its respective iMoneyNet category: Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Tax-Exempt Money Market Fund Category as of 7/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	7	of	120	6
3-Year	8	of	110	8
5-Year	9	of	101	7
10-Year	5	of	85	6

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/05. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Tax-Exempt Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended July 31, 2005.

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2005
Actual Fund Return	Scudder Money Market Fund	Scudder Government & Agency Money Fund	Scudder Tax-Exempt Money Fund
Beginning Account Value 2/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/05	$ 1,012.50	$ 1,012.40	$ 1,009.60
Expenses Paid per $1,000*	$ 2.25	$ 2.15	$ 1.99
Hypothetical 5% Fund Return	Scudder Money Market Fund	Scudder Government & Agency Money Fund	Scudder Tax-Exempt Money Fund
Beginning Account Value 2/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/05	$ 1,022.56	$ 1,022.66	$ 1,022.81
Expenses Paid per $1,000*	$ 2.26	$ 2.16	$ 2.01

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Scudder Money Market Fund	.45%
Scudder Government & Agency Money Fund	.43%
Scudder Tax-Exempt Money Fund	.40%

For more information, please refer to the Funds' prospectus.

Portfolio Management Review

Scudder Money Funds: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Money Funds. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

In the following interview, Portfolio Managers Christine C. Haddad and Joseph Benevento discuss the market environment and the portfolio team's approach to managing Scudder Money Funds during the fund's most recent fiscal year ended July 31, 2005.

Q:  Will you discuss the market environment during the period?

A:  In June 2004, following a substantial improvement in job creation and the economy in general, the Federal Reserve (the Fed) began to move away from an accommodative stance of low interest rates. The Fed's policy was to raise short-term interest rates at a "measured pace" as it sought to prevent an acceleration in inflation, which would hurt the economic expansion. At the close of the fund's fiscal year on July 31 the federal funds rate stood at 3.25%, up from 1.00% at the start of 2004.1

1 Federal funds rate — the overnight rate charged by banks when they borrow money from each other. Set by the Federal Open Market Committee (FOMC), the fed funds rate is the most sensitive — and closely watched — indicator concerning the direction of short-term interest rates. The FOMC is a key committee within the US Federal Reserve System, and meets every six weeks to review Fed policy on short-term rates. Based on current Fed policy, the FOMC may choose to raise or lower the fed funds rate to either add liquidity to the economy or remove it.

2 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Throughout the period, the US economy maintained a steady 3.7% growth rate and added approximately 150,000 new jobs each month. During this time, the market's focus gradually shifted from monitoring monthly job growth to a careful watch for signs of increased inflation. In February, oil prices, which had moderated toward the end of 2004, began to rise steadily and dramatically.

The one-year LIBOR rate stood at 4.16% at the close of the period.2 The LIBOR premium over the fed funds rate of 3.25% (LIBOR is set by the market while the fed funds rate is fixed by the Federal Reserve) represented the market's concern that the Fed may have to continue raising short-term interest rates to keep inflation under control. The Fed has repeatedly stated that it will continue to raise rates to curb inflation, and that it believes the economy remains on a solid footing.

Q:  How did the funds perform over the most recent annual period?

A:  For the period, the funds registered favorable performance and achieved their stated objective of seeking maximum current income consistent with stability of principal (in the case of the Tax-Exempt Money Fund, to provide maximum current income that is exempt from regular federal taxes to the extent consistent with stability of principal).

Q:  In light of market conditions during the period, what has been the strategy for Scudder Money Market Fund?

A:  During the fiscal year, our strategy was to keep the portfolio's average maturity relatively short in order to reduce risk, generally limiting our purchases to three-month maturity issues and shorter. (Shorter-term securities are generally less risky than longer-term securities, and are therefore potentially more attractive in a difficult environment.) From time to time, when the market offered more attractive yields at longer maturities, we added some longer-term issues. In addition, our decision to maintain a significant allocation in floating-rate securities — whose yields adjust to market rates — was helpful to performance during a period of rising interest rates. (The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) The remainder of the fund's portfolio is invested in fixed-rate securities, certificates of deposit and repurchase agreements.3 During the period, we targeted an average maturity of 30 to 40 days for the fund. As of July 31, 2005, the fund's weighted average maturity was 43 days.

3 Repurchase Agreements (Repos) — an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest bearing, short-term ``parking place'' for large sums of money.

Q:  What has been the strategy for Scudder Government & Agency Money Fund?

A:  At present, investors are waiting out the Federal Reserve's well-telegraphed series of interest rate hikes, and many of them have led a ``flight to quality'' into government money market securities. For this reason, Treasury bills and Agency securities have become more expensive, and we have increased the fund's allocation in repurchase agreements. In addition, we have shortened the weighted average maturity of the fund as a precautionary measure in this rising rate environment. Going forward, we will continue to monitor economic and inflation indicators to determine the speed in which interest rates may rise. As of July 31, 2005, the fund's weighted average maturity was 41 days.

Q:  What has been the strategy for Scudder Tax-Exempt Money Fund?

A:  During the period, we continued to focus on the highest-quality investments for the Tax-Exempt Money Fund while seeking competitive yields across the municipal investment spectrum. Over the period, we sought to balance stability of principal and competitive yield by shifting the fund's weighted average maturity to a target range of 30 to 40 days. (At the close of the period ended July 31, 2005, the fund's weighted average maturity was 31 days.) The portfolio also has a targeted allocation of 70% of assets in floating-rate securities and 30% in fixed-rate instruments. Our decision to maintain a significant floating-rate position helped performance during the period. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.4 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. In addition, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Lastly, within its floating-rate position, the fund is maintaining a core allocation in municipal trust receipts (MTRs).5 MTRs, which are financing vehicles for longer-term bonds, offer slightly higher yields than conventional variable rate instruments. And as a holder of insured municipal credits, we are carefully monitoring the recent investigations of municipal credit insurer MBIA by securities regulators (a portion of the credits the fund holds are insured by MBIA). MBIA, the largest municipal securities insurance firm, has been the subject of inquiries over certain types of derivative securities trading it engaged in during 2002.

4 The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index comprising seven-day tax-exempt variable rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

5 Municipal trust receipts (MTRs) are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser.

Q:  What detracted from performance during the period?

A:  In December, we kept additional cash on hand — as we do each year — to meet any tax-related redemptions as well as investors' year-end liquidity needs. Because we kept a larger percentage of assets in overnight liquidity, this detracted somewhat from yield and total return.

Q:  Will you describe your investment philosophy?

A:  We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary July 31, 2005

Scudder Money Market Fund

Asset Allocation	7/31/05	7/31/04

Commercial Paper	37%	30%
Short-Term Notes	20%	16%
Certificates of Deposit and Bank Notes	16%	19%
Repurchase Agreements	12%	13%
US Government Sponsored Agencies+	7%	14%
Promissory Notes	4%	4%
Master Notes	2%	3%
Other Investments	2%	1%
	100%	100%
Weighted Average Maturity
Scudder Money Market Fund	43 days	53 days
First Tier Retail Money Fund Average*	38 days	41 days

+ Not backed by the full faith and credit of the US Government

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Scudder Government & Agency Money Fund

Asset Allocation	7/31/05	7/31/04

Agencies Not Backed by the Full Faith and Credit of the US Government	47%	65%
Repurchase Agreements	48%	29%
Agencies Backed by the Full Faith and Credit of the US Government	5%	6%
	100%	100%
Weighted Average Maturity
Scudder Government & Agency Money Fund	41 days	54 days
Government and Agencies Retail Money Fund Average**	31 days	38 days

** The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Scudder Tax-Exempt Money Fund

Asset Allocation	7/31/05	7/31/04

Municipal Investments	100%	100%
Weighted Average Maturity
Scudder Tax-Exempt Money Fund	31 days	26 days
National Tax-Free Retail Money Fund Average***	25 days	32 days

*** The Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset Allocation is subject to change. For more complete details about the Funds' holdings, see pages 16-33. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of each Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following each Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of July 31, 2005

Scudder Money Market Fund	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 16.2%
Abbott Laboratories, 5.625%, 7/1/2006	10,000,000	10,144,984
Bank of America NA, 2.92%, 8/3/2005	25,000,000	25,000,000
Bank Tokyo-Mitsubishi, 3.29%, 8/8/2005	30,000,000	30,000,000
BNP Paribas:
3.02%, 8/22/2005	50,000,000	50,000,000
3.16%, 8/9/2005	12,000,000	11,999,988
Calyon, 3.27%, 3/6/2006	20,000,000	20,000,000
Credit Suisse First Boston, 3.3%, 8/9/2005	85,000,000	85,000,000
Depfa Bank PLC, 3.22%, 2/6/2006	20,000,000	20,000,000
HBOS Treasury Services PLC:
3.29%, 9/6/2005	25,000,000	25,000,000
3.8%, 7/10/2006	35,000,000	35,000,000
Societe Generale:
2.955%, 8/8/2005	14,000,000	14,000,014
3.265%, 3/3/2006	27,000,000	27,000,000
3.29%, 8/10/2005	100,000,000	100,000,000
Tango Finance Corp., 4.045%, 7/25/2006	25,000,000	24,998,774
Toronto Dominion Bank:
3.6%, 6/7/2006	25,000,000	25,000,000
3.75%, 5/16/2006	17,500,000	17,498,651
UniCredito Italiano SpA:
3.185%, 8/15/2005	25,000,000	25,000,000
3.73%, 4/12/2006	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $550,642,411)		550,642,411

Commercial Paper** 38.1%
Apreco LLC, 3.27%, 8/3/2005	64,600,000	64,588,264
Atlantis One Funding Corp.:
3.16%, 8/16/2005	70,827,000	70,733,745
3.25%, 9/9/2005	20,432,000	20,360,062
3.26%, 8/9/2005	60,000,000	59,956,533
3.26%, 9/9/2005	10,212,000	10,175,935
CC (USA), Inc., 3.6%, 11/1/2005	22,000,000	21,797,600
Charta, LLC:
3.27%, 8/3/2005	100,000,000	99,981,833
3.46%, 9/20/2005	35,000,000	34,831,806
CIT Group, Inc., 2.91%, 8/8/2005	40,000,000	39,977,367
General Electric Co., 3.5%, 9/29/2005	100,000,000	99,426,389
Giro Funding US Corp.:
3.5%, 9/20/2005	50,000,000	49,756,944
3.58%, 10/20/2005	60,000,000	59,522,667
Jupiter Securitization Corp., 3.27%, 8/8/2005	16,892,000	16,881,259
Liberty Street Funding, 3.42%, 8/26/2005	25,000,000	24,940,625
Merrill Lynch & Co., Inc., 3.3%, 8/1/2005	65,000,000	65,000,000
National Rural Utilities CFC, 3.34%, 8/11/2005	25,000,000	24,976,806
Perry Global Funding LLC, Series A, 3.4%, 8/19/2005	50,000,000	49,915,000
Preferred Receivables Funding Corp.:
3.27%, 8/2/2005	51,243,000	51,238,346
3.27%, 8/9/2005	85,252,000	85,190,050
RWE AG, 2.92%, 8/8/2005	10,000,000	9,994,322
Scaldis Capital LLC:
3.28%, 8/8/2005	88,691,000	88,634,435
3.41%, 8/25/2005	50,000,000	49,886,333
Sheffield Receivables Corp., 3.27%, 8/9/2005	150,000,000	149,891,000
Tango Finance Corp., 3.14%, 8/4/2005	6,000,000	5,998,430
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	10,000,000	9,810,669
Windmill Funding Corp., 3.28%, 8/11/2005	30,000,000	29,972,667
Total Commercial Paper (Cost $1,293,439,087)		1,293,439,087

Short-Term Notes* 20.1%
American Express Centurion Bank, 3.34%, 9/1/2005	20,000,000	20,000,645
American Express Credit Corp.:
3.19%, 8/9/2005	35,000,000	35,000,314
3.34%, 9/30/2005	6,000,000	6,000,355
American Honda Finance Corp., 144A, 3.38%, 9/19/2005	20,000,000	19,999,733
Beta Finance, Inc., 144A, 3.56%, 4/10/2006	25,000,000	25,005,687
Canadian Imperial Bank of Commerce, 1.92%, 10/14/2005	45,000,000	45,015,350
Credit Suisse First Boston, 3.38%, 9/9/2005	5,000,000	5,000,125
Depfa Bank PLC, 3.42%, 9/15/2005	25,000,000	25,000,000
General Electric Capital Corp., 3.67%, 9/23/2005	32,300,000	32,316,233
General Electric Co., 3.7%, 10/24/2005	5,000,000	5,000,609
Greenwich Capital Holdings, Inc.:
3.15%, 12/5/2005	75,000,000	75,000,000
3.31%, 11/14/2005	50,000,000	50,000,000
HSBC Finance Corp., 3.27%, 10/25/2005	50,000,000	50,000,000
International Business Machines Corp., 3.31%, 3/8/2006	3,000,000	2,999,756
Links Finance LLC, 3.385%, 5/22/2006	5,000,000	4,999,586
Merrill Lynch & Co., Inc.:
3.12%, 1/4/2006	25,000,000	25,000,000
3.39%, 5/5/2006	6,000,000	6,003,667
3.471%, 3/17/2006	55,000,000	55,025,080
Morgan Stanley:
3.32%, 11/15/2005	28,000,000	28,000,000
3.37%, 11/7/2005	25,000,000	24,999,995
Pfizer, Inc., 144A, 3.3%, 10/7/2005	40,000,000	40,000,000
SunTrust Bank NA, 3.17%, 4/28/2006	100,000,000	100,000,000
Total Short-Term Notes (Cost $680,367,135)		680,367,135

US Government Sponsored Agencies 6.9%
Federal Farm Credit Bank, 3.17%*, 1/17/2006	30,000,000	30,000,000
Federal Home Loan Bank, 3.309%*, 9/16/2005	30,000,000	29,998,944
Federal Home Loan Mortgage Corp., 3.51%*, 10/7/2005	90,000,000	90,000,000
Federal National Mortgage Association:
2.84%**, 8/3/2005	25,000,000	24,996,055
3.25%*, 12/9/2005	10,000,000	9,997,835
4.0%, 8/8/2006	50,000,000	50,000,000
Total US Government Sponsored Agencies (Cost $234,992,834)		234,992,834

Asset Backed 1.2%
Permanent Financing PLC, "1A", Series 8, 3.34%*, 6/10/2006	35,000,000	35,000,000
Volkswagen Auto Lease Trust, "A1", Series 2005-A, 2.985%, 3/20/2006	5,006,373	5,006,373
Total Asset Backed (Cost $40,006,373)		40,006,373

Master Notes 1.5%
Bear Stearns & Co., Inc., 3.463%*, 8/1/2005 (f) (Cost $50,000,000)	50,000,000	50,000,000

Promissory Notes 4.1%
The Goldman Sachs Group, Inc.:
2.48%*, 10/7/2005	75,000,000	75,000,000
3.17%*, 2/16/2006	15,000,000	15,000,000
3.39%*, 8/10/2005	50,000,000	50,000,000
Total Promissory Notes (Cost $140,000,000)		140,000,000
Guaranteed Investment Contracts 0.7%
New York Life Insurance Co., 3.514%*, 9/20/2005 (Cost $25,000,000)	25,000,000	25,000,000

Repurchase Agreements 11.8%
BNP Paribas, 3.3%, dated 7/29/2005, to be repurchased at $100,027,500 on 8/1/2005 (b)	100,000,000	100,000,000
JPMorgan Chase, Inc., 3.3%, dated 7/29/2005, to be repurchased at $95,026,125 on 8/1/2005 (c)	95,000,000	95,000,000
Morgan Stanley & Co., Inc., 3.31%, dated 7/29/2005, to be repurchased at $202,055,718 on 8/1/2005 (d)	202,000,000	202,000,000
State Street Bank and Trust Co., 3.14%, dated 7/29/2005, to be repurchased at $2,149,562 on 8/1/2005 (e)	2,149,000	2,149,000
Total Repurchase Agreements (Cost $399,149,000)		399,149,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,413,596,840) (a)	100.6	3,413,596,840
Other Assets and Liabilities, Net	(0.6)	(21,289,148)
Net Assets	100.0	3,392,307,692

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $3,413,596,840.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

11,360,000	Federal Home Loan Bank	3.875	8/22/2008	11,244,370
36,626,000	Federal Home Loan Mortgage Corp.	2.875-6.875	9/18/2007- 9/15/2010	40,985,688
50,000,000	Federal National Mortgage Association	4.25	8/15/2010	49,770,780
Total Collateral Value				102,000,838

(c) Collateralized by $95,035,000 Government National Mortgage Association, 5.5%, maturing on 7/15/2035 with a value of $96,904,192.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

84,120,935	Federal Home Loan Mortgage Corp.	4.0-7.0	5/1/2016- 7/1/2035	85,871,581
114,739,308	Federal National Mortgage Association	3.567-8.0	6/1/2018- 8/1/2035	120,691,414
Total Collateral Value				206,562,995

(e) Collateralized by $2,175,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $2,195,776.

(f) Reset date; not a maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Scudder Government & Agency Money Fund	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 47.3%
US Government Sponsored Agencies 41.5%
Federal Farm Credit Bank:
3.17%*, 1/17/2006	20,000,000	20,000,000
3.41%*, 12/27/2005	15,000,000	15,000,000
Federal Home Loan Bank:
3.25%, 7/21/2006	5,000,000	4,964,779
3.27%*, 9/12/2005	34,000,000	33,997,597
Federal Home Loan Mortgage Corp.:
2.5%, 3/28/2006	5,000,000	4,954,823
2.9%**, 8/9/2005	15,500,000	15,490,011
3.51%*, 10/7/2005	10,000,000	10,000,000
3.83%, 6/20/2006	7,500,000	7,500,000
Federal National Mortgage Association:
2.18%, 1/30/2006	3,225,000	3,198,510
2.84%**, 8/3/2005	3,000,000	2,999,527
2.98%**, 9/16/2005	2,542,000	2,532,321
3.075%**, 1/27/2006	3,000,000	2,954,131
3.22%*, 9/7/2006	25,000,000	24,979,530
3.28%**, 8/1/2005	30,000,000	30,000,000
4.0%, 8/8/2006	5,000,000	5,000,000
		183,571,229
US Government Agency Sponsored Pass-Throughs 5.8%
Federal National Mortgage Association:
3.12%**, 8/1/2005	9,000,000	9,000,000
3.26%**, 8/1/2005	10,000,000	10,000,000
4.03%, 7/21/2006	6,500,000	6,500,000
		25,500,000
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $209,071,229)		209,071,229

Agencies Backed by the Full Faith and Credit of the US Government 5.0%
Government Guaranteed Securities
Hainan Airlines:
Series 2000-1, 3.41%*, 12/15/2007	9,966,939	9,966,940
Series 2000-2, 3.41%*, 12/15/2007	6,133,492	6,133,492
Series 2000-3, 3.41%*, 12/15/2007	6,133,501	6,133,501
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $22,233,933)		22,233,933

Repurchase Agreements 47.4%
Bank of America Securities LLC, 3.28%, dated 7/7/2005, to be repurchased at $75,225,500 on 8/9/2005 (b)	75,000,000	75,000,000
BNP Paribas, 3.32%, dated 7/29/2005, to be repurchased at $24,006,640 on 8/1/2005 (c)	24,000,000	24,000,000
Citigroup Global Markets, Inc., 3.5%, dated 7/27/2005, to be repurchased at $10,060,278 on 9/27/2005 (d)	10,000,000	10,000,000
Credit Suisse First Boston Corp., 3.28%, dated 7/6/2005, to be repurchased at $55,170,378 on 8/9/2005 (e)	55,000,000	55,000,000
Goldman Sachs Co., Inc., 3.28%, dated 7/12/2005, to be repurchased at $45,114,800 on 8/9/2005 (f)	45,000,000	45,000,000
State Street Bank and Trust Co., 3.1%, dated, 7/29/2005, to be repurchased at $794,205 on 8/1/2005 (g)	794,000	794,000
Total Repurchase Agreements (Cost $209,794,000)		209,794,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $441,099,162) (a)	99.7	441,099,162
Other Assets and Liabilities, Net	0.3	1,144,519
Net Assets	100.0	442,243,681

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $441,099,162.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

8,091,129	Federal Home Loan Mortgage Corp.	5.0-7.0	6/1/2032-5/1/2035	8,236,004
66,802,303	Federal National Mortgage Association	4.72-7.0	12/1/2011-7/1/2035	67,939,101
Total Collateral Value				76,175,105

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

20,916,357	Federal Home Loan Mortgage Corp.	5.0	7/1/2020	15,136,678
53,916,357	Federal National Mortgage Association	5.5	2/1/2035-8/1/2035	9,343,323
Total Collateral Value				24,480,000

(d) Collateralized by $11,330,259 Federal Home Loan Mortgage Corp., 4.0%, maturing on 6/15/2033 with a value of $10,300,000.

(e) Collateralized by $55,868,635 Federal National Mortgage Association, with various coupon rates from 3.732-3.909% with various maturity dates of 8/1/2033-9/1/2034 with a value of $56,100,600.

(f) Collateralized by $47,032,000 US Treasury Note, 3.625%, maturing on 5/15/2013 with a value of $45,900,312.

(g) Collateralized by $725,000 Federal National Mortgage Association, 6.125%, maturing on 3/15/2012 with a value of $810,188.

The accompanying notes are an integral part of the financial statements.

Scudder Tax-Exempt Money Fund	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 101.0%
Arizona 1.2%
Arizona, Salt River Pima-Maricopa, Indian Community, 2.34%*, 10/1/2025, Bank of America NA (c)	5,000,000	5,000,000
Arizona, School Facilities Board, Certificates of Participation, Series 735, 144A, 2.37%*, 3/1/2013 (b)	3,695,000	3,695,000
		8,695,000
California 2.5%
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 2.36%*, 2/1/2037	2,175,000	2,175,000
California, State General Obligation, Series PT-1555, 144A, 2.35%*, 10/1/2010 (b)	4,945,000	4,945,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 2.32%*, 3/15/2033	2,600,000	2,600,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	6,000,000	6,077,889
Riverside, CA, Community College District, Series 913, 144A, 2.36%*, 2/1/2013 (b)	3,000,000	3,000,000
		18,797,889
Colorado 5.0%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 2.37%*, 12/1/2024 (b)	8,525,000	8,525,000
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Board Program, Series C-1, 2.33%*, 9/1/2035, US Bank NA (c)	6,500,000	6,500,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 2.43%*, 5/1/2033, KeyBank NA (c)	3,200,000	3,200,000
Colorado, State Education Loan Program, Tax & Revenue Anticipation Notes, Series A, ETM, 3.5%, 8/9/2005	12,530,000	12,531,975
Larimer County, CO, School District No. R-1 Poudre, Series II-R-4535, 144A, 1.7%*, 12/15/2021 (b)	2,820,000	2,820,000
Summit County, CO, School District No. RE1, Series R-6513, 144A, 2.37%*, 12/1/2023 (b)	3,370,000	3,370,000
		36,946,975
Delaware 0.7%
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 2.4%*, 1/1/2013, SunTrust Bank (c)	5,000,000	5,000,000
District of Columbia 2.6%
District of Columbia, Tax & Revenue Anticipation Notes, 3.5%, 9/30/2005	19,000,000	19,029,829
Florida 4.3%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 2.33%*, 12/1/2032, SunTrust Bank (c)	2,000,000	2,000,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 2.35%*, 9/1/2026	7,025,000	7,025,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 2.37%*, 7/1/2019 (b)	4,180,000	4,180,000
Collier County, FL, School Board Certificates Participation, Series MT-147, 144A, 2.36%*, 2/15/2021 (b)	4,000,000	4,000,000
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 2.33%*, 1/1/2019, SunTrust Bank (c)	1,300,000	1,300,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 2.34%*, 3/31/2021, Bank of America NA (c)	2,265,000	2,265,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 2.39%*, 9/1/2029, Bank of America NA (c)	2,890,000	2,890,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 2.39%*, 11/1/2028, Bank of America NA (c)	1,900,000	1,900,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun, Series A, 2.36%*, 12/1/2022	550,000	550,000
Pasco County, FL, School Board Certificates of Participation, 2.33%*, 8/1/2026 (b)	150,000	150,000
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital Loan Program, 2.34%*, 12/1/2015 (b)	1,800,000	1,800,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 2.39%*, 12/1/2023, Bank of America NA (c)	4,200,000	4,200,000
		32,260,000
Georgia 2.9%
Atlanta, GA, Airport Revenue:
Series C-3, 2.33%*, 1/1/2030 (b)	500,000	500,000
Series C-1, 2.34%*, 1/1/2030 (b)	4,000,000	4,000,000
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., 2.33%*, 1/1/2022 (b)	2,785,000	2,785,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 2.35%*, 9/1/2035, SunTrust Bank (c)	4,300,000	4,300,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation Certificates, 2.34%*, 10/1/2027, SunTrust Bank (c)	4,410,000	4,410,000
Roswell, GA, Housing Authority, Multi-Family Revenue, Post Canyon Project, 2.35%*, 6/1/2025	5,400,000	5,400,000
		21,395,000
Hawaii 1.6%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 2.37%*, 7/1/2012 (b)	3,200,000	3,200,000
Honolulu, HI, City & County, General Obligation, 2.5%, 8/16/2005	8,600,000	8,600,000
		11,800,000
Idaho 2.0%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006	7,500,000	7,590,637
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 2.39%*, 4/1/2014, Wachovia Bank NA (c)	7,500,000	7,500,000
		15,090,637
Illinois 8.3%
Chicago, IL, Revenue Bonds, De La Salle Institute Project, 2.45%*, 4/1/2027, Fifth Third Bank (c)	3,470,000	3,470,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project, AMT, 2.5%*, 5/1/2011, American National Bank & Trust (c)	1,450,000	1,450,000
Cook County, IL, Industrial Development Revenue, 128th Place Limited Partnership, AMT, 2.41%*, 7/1/2020, LaSalle Bank NA (c)	2,400,000	2,400,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 2.41%*, 12/1/2034, LaSalle Bank NA (c)	2,000,000	2,000,000
Du Page County, IL, Benedictine University Building Project, 2.35%*, 7/1/2024, LaSalle Bank NA (c)	5,430,000	5,430,000
Franklin Park, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.4%*, 2/1/2007, Northern Trust Company (c)	5,000,000	5,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 2.4%*, 7/1/2024, Northern Trust Company (c)	4,320,000	4,320,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 2.45%*, 12/1/2020, Bank One NA (c)	2,400,000	2,400,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 2.5%*, 2/1/2013, Northern Trust Company (c)	3,080,000	3,080,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 2.41%*, 8/1/2019, LaSalle Bank NA (c)	4,700,000	4,700,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-1, 2.33%*, 8/15/2038	300,000	300,000
Illinois, Finance Authority Revenue, Northwestern University, Series B, 2.32%*, 12/1/2034	1,000,000	1,000,000
Illinois, General Obligation, Series 1750, 144A, 2.37%*, 12/1/2010 (b)	5,320,000	5,320,000
Illinois, General Obligation, Regional Transportation Authority, Merlots, Series A-24, 144A, 2.37%*, 7/1/2032 (b)	2,165,000	2,165,000
Illinois, General Obligation, Star Certificates, Series 03-20, 144A, 2.37%*, 11/1/2019 (b)	5,715,000	5,715,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 2.41%*, 3/1/2018, LaSalle National Bank (c)	1,725,000	1,725,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.4%*, 1/1/2015, Northern Trust Company (c)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 2.41%*, 7/1/2020, LaSalle Bank NA (c)	1,170,000	1,170,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 2.5%*, 12/1/2016, Bank One NA (c)	3,970,000	3,970,000
		62,115,000
Indiana 3.8%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 2.38%*, 7/10/2013 (b)	7,210,000	7,210,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center III Project, AMT, 2.41%*, 6/1/2022, LaSalle Bank NA (c)	4,500,000	4,500,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 2.41%*, 6/1/2022, LaSalle Bank NA (c)	4,900,000	4,900,000
Indiana, Health Facility Financing Authority, Hospital Revenue, Macon Trust, Series F, 144A, 2.37%*, 5/1/2035 (b)	4,995,000	4,995,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 2.4%*, 1/1/2027, National City Bank of Indiana (c)	1,985,000	1,985,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 2.41%*, 6/1/2022, LaSalle Bank NA (c)	1,600,000	1,600,000
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 2.35%*, 4/1/2024, Bank One NA (c)	3,000,000	3,000,000
		28,190,000
Kentucky 6.9%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 2.55%*, 8/1/2013, Credit Lyonnais (c)	4,400,000	4,400,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 2.59%*, 3/1/2030, US Bank NA (c)	4,515,000	4,515,000
Kentucky, General Fund Revenue, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/28/2006	5,500,000	5,564,573
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 2.45%*, 7/1/2019, Bank One Kentucky NA (c)	525,000	525,000
Pendleton, KY, County Lease:
2.85%, 8/5/2005	11,100,000	11,100,000
2.9%, 9/7/2005	25,000,000	25,000,000
		51,104,573
Louisiana 0.3%
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series A, 2.33%*, 9/1/2014, SunTrust Bank (c)	2,400,000	2,400,000
Maine 1.0%
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	7,000,000	7,080,840
Massachusetts 0.9%
Massachusetts, State General Obligation, Series 05-7, 144A, 2.35%*, 8/1/2023 (b)	6,700,000	6,700,000
Michigan 6.3%
Comstock Park, MI, Public Schools, Series R-2178, 144A, 2.37%*, 5/1/2025 (b)	1,235,000	1,235,000
Detroit, MI, ABN AMRO Munitops Certificates Trust, Series 2003-3, 144A, 2.36%*, 1/1/2011 (b)	24,000,000	24,000,000
Detroit, MI, City School District, Series PT-1844, 144A, 2.36%*, 5/1/2011 (b)	1,060,000	1,060,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor Inc. Project, 2.34%*, 11/1/2019, LaSalle Bank NA (c)	5,815,000	5,815,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 2.4%*, 12/1/2020, Comerica Bank (c)	4,300,000	4,300,000
Michigan, General Obligation, 2.2%, 10/5/2005	2,100,000	2,100,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 2.4%*, 4/20/2011	2,825,000	2,825,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 2.5%*, 10/1/2015, Comerica Bank (c)	4,900,000	4,900,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 2.5%*, 11/1/2023, JPMorgan Chase & Co. (c)	690,000	690,000
		46,925,000
Missouri 0.3%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 2.4%*, 3/1/2030, American National Bank & Trust (c)	2,500,000	2,500,000
Nebraska 0.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 2.42%*, 9/1/2034	2,497,500	2,497,500
Nevada 1.1%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 2.37%*, 6/1/2024 (b)	7,880,000	7,880,000
New Hampshire 0.3%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 2.39%*, 9/1/2012, Wachovia Bank NA (c)	2,000,000	2,000,000
New Jersey 3.8%
New Jersey, Economic Development Authority Revenue, Series R-331, 144A, 2.38%*, 6/15/2012 (b)	1,995,000	1,995,000
New Jersey, Economic Development Authority Revenue, First Mortgage Lions Gate Project, Series C, 2.35%*, 1/1/2020, Citizens Bank (c)	7,500,000	7,500,000
New Jersey, Economic Development Authority, Dock Facility Revenue, Bayonne/IMTT Project, Series A, 2.29%*, 12/1/2027, SunTrust Bank (c)	100,000	100,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 2.38%*, 7/1/2030, Citibank NA (c)	300,000	300,000
New Jersey, Sports & Exposition Authority State Contract, Series C, 2.29%*, 9/1/2024 (b)	185,000	185,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	14,400,000	14,551,056
New Jersey, State Transportation Trust Fund Authority, Series PT-2488, 144A, 2.36%*, 12/15/2017 (b)	2,800,000	2,800,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont, 2.5%*, 3/1/2012	900,000	900,000
		28,331,056
New Mexico 0.0%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.32%*, 9/1/2024, Barclays Bank PLC (c)	100,000	100,000
New York 2.4%
City of Rochester, NY, General Obligation, 2.45%, 9/8/2005	6,000,000	6,000,000
New York, State Housing Finance Agency Revenue, Series E-39, AMT, 2.34%*, 11/15/2031	500,000	500,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 2.36%*, 11/1/2028 (b)	800,000	800,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 2.36%*, 3/15/2025 (b)	6,415,000	6,415,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 144A, 2.36%*, 6/1/2027	1,300,000	1,300,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 2.42%*, 9/1/2021, KeyBank NA (c)	305,000	305,000
Oneida Indian Nation, NY, Revenue Bond, 2.34%*, 10/1/2032, Bank of America NA (c)	215,000	215,000
Port Authority of New York & New Jersey, Special Obligation Revenue, Versatile Structure Obligation, Series 6, AMT, 2.32%*, 12/1/2017	2,000,000	2,000,000
		17,535,000
North Carolina 0.4%
Moore County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Klaussner Industries Project, AMT, 2.44%*, 5/1/2010, Wachovia Bank NA (c)	3,100,000	3,100,000
Ohio 3.2%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 2.4%*, 6/1/2032, Wachovia Bank NA (c)	5,780,000	5,780,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 2.37%*, 2/1/2035, National City Bank (c)	5,000,000	5,000,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 2.37%*, 12/1/2032 (b)	3,910,000	3,910,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 2.5%*, 12/1/2019, National City Bank (c)	2,800,000	2,800,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program:
Series A, 2.4%*, 9/1/2020, Fifth Third Bank (c)	1,000,000	1,000,000
Series C, 2.4%*, 9/1/2025, Fifth Third Bank (c)	860,000	860,000
Ohio, State Water Development Authority Revenue, Series 1118, 144A, 2.36%*, 12/1/2019	2,590,000	2,590,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 2.5%*, 7/1/2018, National City Bank (c)	1,700,000	1,700,000
		23,640,000
Oklahoma 0.9%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 2.4%*, 11/1/2018, SunTrust Bank (c)	1,500,000	1,500,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 2.36%*, 7/1/2032 (b)	5,250,000	5,250,000
		6,750,000
Oregon 0.9%
Hermiston, OR, Electric System Revenue, Private Activities, Series A, 2.43%*, 10/1/2032, Bank of America NA (c)	6,495,000	6,495,000
Pennsylvania 4.5%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 2.37%*, 7/1/2023, Wachovia Bank NA (c)	1,740,000	1,740,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 2.54%*, 12/1/2020, First Tennessee Bank (c)	4,595,000	4,595,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 2.38%*, 11/1/2017 (b)	5,380,000	5,380,000
Manheim Township, PA, School District, 2.38%*, 6/1/2016 (b)	3,990,000	3,990,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 2.32%*, 8/15/2031	110,000	110,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 2.4%*, 11/1/2041, Morgan Guaranty Trust (c)	950,000	950,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 2.4%*, 11/1/2021	2,870,000	2,870,000
Pennsylvania, State General Obligation, Series A-15, 144A, 2.37%*, 1/1/2017 (b)	4,205,000	4,205,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 2.44%*, 3/1/2027 (b)	4,545,000	4,545,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 2.35%*, 8/1/2035, Citizens Bank (c)	5,270,000	5,270,000
		33,655,000
Puerto Rico 0.2%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 2.33%*, 7/1/2020 (b)	150,000	150,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 2.33%*, 12/1/2030	1,700,000	1,700,000
		1,850,000
South Carolina 0.9%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 2.51%*, 9/1/2011	2,500,000	2,500,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 2.39%*, 6/1/2019, Wachovia Bank NA (c)	4,455,000	4,455,000
		6,955,000
Tennessee 2.7%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Program:
2.34%*, 7/1/2031, Bank of America NA (c)	3,700,000	3,700,000
2.34%*, 1/1/2033, Bank of America NA (c)	1,365,000	1,365,000
2.34%*, 7/1/2034, Bank of America NA (c)	13,415,000	13,415,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 2.34%*, 7/1/2034, Bank of America NA (c)	1,500,000	1,500,000
		19,980,000
Texas 21.5%
Aldine, TX, Independent School District, Series 827, 144A, 2.37%*, 1/1/2012	2,945,000	2,945,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 2.37%*, 11/15/2021 (b)	4,785,000	4,785,000
Austin, TX, Water & Waste Systems Revenue, Series B-27, 144A, 2.37%*, 11/15/2026 (b)	5,260,000	5,260,000
Dallas, TX, Independent School District, Series 6038, 144A, 2.37%*, 8/15/2024	6,170,000	6,170,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 2.37%*, 8/15/2023	6,700,000	6,700,000
Harris County, TX, General Obligation, 2.7%, 8/15/2005	10,000,000	10,000,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 2.37%*, 7/1/2032 (b)	10,735,000	10,735,000
Houston, TX, General Obligation, Series 781, 144A, 2.37%*, 3/1/2009 (b)	4,000,000	4,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 2.37%*, 12/1/2023	2,000,000	2,000,000
Houston, TX, Water & Sewer System Revenue, Star Certificates, Series 2003-14, 144A, 2.37%*, 6/1/2026 (b)	1,100,000	1,100,000
Northside, TX, Independent School District, Series 758, 144A, 2.37%*, 2/15/2013	1,410,000	1,410,000
Northside, TX, Independent School District, School Building, 2.85%, 6/15/2035	5,000,000	5,000,000
San Antonio, TX, Electric & Gas Revenue, Series 1700, 144A, 2.38%*, 2/1/2010	6,570,000	6,570,000
Southwest Texas, Higher Education Authority, Inc, Southern Methodist University Project, Series B, 2.33%*, 10/1/2029, Landesbank Hessen-Thuringen (c)	300,000	300,000
Texas, Lower Colorado River Authority:
2.5%, 8/5/2005	8,000,000	8,000,000
2.78%, 8/4/2005	13,500,000	13,500,000
Texas, Municipal Power Agency Revenue, Series L36J-D, 144A, 2.4%*, 9/1/2011 (b)	14,000,000	14,000,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005	32,400,000	32,430,175
Texas, University of Texas Revenue:
Series B-14, 144A, 2.37%*, 8/15/2022	4,590,000	4,590,000
2.62%*, 9/7/2005	9,500,000	9,500,000
Texas, Water Development Board Revenue, Series 2187, 144A, 2.35%*, 7/15/2008	10,905,000	10,905,000
		159,900,175
Utah 1.4%
Alpine, UT, General Obligation, School District:
Floater-PT-436, 144A, 2.37%*, 3/15/2007	2,270,000	2,270,000
Floater-PT-436, 144A, 2.37%*, 3/15/2009	4,125,000	4,125,000
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, Series B, 2.32%*, 8/1/2007	200,000	200,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 2.42%*, 7/1/2031	2,475,000	2,475,000
Weber County, UT, Hospital Revenue, IHC Health Services, Series A, 2.32%*, 2/15/2031	1,000,000	1,000,000
		10,070,000
Virginia 0.5%
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 2.39%*, 8/1/2020, Wachovia Bank NA (c)	4,000,000	4,000,000
Washington 4.4%
Grant County, WA, Public Utilities District Number 002, Electric Revenue, Series 780, 144A, 2.37%*, 1/1/2010 (b)	6,125,000	6,125,000
King County, WA, General Obligation, Series 848, 144A, 2.37%*, 1/1/2013 (b)	6,850,000	6,850,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 2.37%*, 12/1/2023 (b)	1,275,000	1,275,000
Washington, State General Obligation:
Series A-11, 144A, 2.37%*, 6/1/2017 (b)	5,680,000	5,680,000
Series R-3036, 144A, 2.37%*, 1/1/2023 (b)	3,000,000	3,000,000
Washington, State Health Care Facilities Authority Revenue, Providence Services, Series A, 2.33%*, 12/1/2030 (b)	2,950,000	2,950,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 2.43%*, 6/15/2037, Bank of America NA (c)	5,200,000	5,200,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 2.38%*, 3/1/2041, Bank of America NA (c)	1,700,000	1,700,000
		32,780,000
West Virginia 0.1%
Preston County, WV, Industrial Development Revenue, Allegheny Wood Products, Inc., AMT, 2.5%*, 12/1/2007, Bank One (c)	400,000	400,000
Wisconsin 0.4%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 2.5%*, 5/1/2015, Bank One (c)	1,295,000	1,295,000
Pewaukee, WI, Industrial Development Revenue, Mixer System, Inc. Project, AMT, 2.5%*, 9/1/2020, Bank One (c)	1,900,000	1,900,000
		3,195,000
Wyoming 0.1%
Platte County, WY, Pollution Control Revenue, Series B, 2.25%*, 7/1/2014, National Rural Utility Finance (c)	850,000	850,000
Multi-State 0.4%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 2.37%*, 2/15/2011	3,000,000	3,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $750,994,474) (a)	101.0	750,994,474
Other Assets and Liabilities, Net	(1.0)	(7,273,922)
Net Assets	100.0	743,720,552

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2005.

(a) The cost for federal income tax purposes was $750,994,474.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
MBIA Corp.	9.8
Financial Security Assurance Inc.	8.4
Ambac Financial Group	4.7
Financial Guaranty Insurance Company	6.2

(c) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternate minimum tax.

ETM: Escrow to maturity.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of July 31, 2005
Assets	Scudder Money Market Fund	Scudder Government & Agency Money Fund	Scudder Tax-Exempt Money Fund
Investments: Investments in securities, at amortized cost	$ 3,014,447,840	$ 231,305,162	$ 750,994,474
Repurchase agreements, at amortized cost	399,149,000	209,794,000	—
Total investments in securities, at amortized cost	3,413,596,840	441,099,162	750,994,474
Cash	17,486	970	—
Receivable for investments sold	—	—	7,940,000
Interest receivable	6,260,633	893,976	4,350,223
Receivable for Fund shares sold	7,368,773	756,198	596,141
Other assets	52,757	14,324	18,730
Total assets	3,427,296,489	442,764,630	763,899,568
Liabilities
Due to custodian bank	—	—	11,706
Dividends payable	1,655,800	216,940	250,521
Payable for investments purchased	30,043,064	—	19,551,056
Payable for Fund shares redeemed	990,652	—	—
Accrued management fee	759,214	100,032	168,132
Other accrued expenses and payables	1,540,067	203,977	197,601
Total liabilities	34,988,797	520,949	20,179,016
Net assets, at value	$ 3,392,307,692	$ 442,243,681	$ 743,720,552
Net Assets
Net assets consist of: Undistributed net investment income	100,180	(133)	18,799
Accumulated net realized gain (loss)	—	(1,031)	(5,418)
Paid-in capital	3,392,207,512	442,244,845	743,707,171
Net assets, at value	$ 3,392,307,692	$ 442,243,681	$ 743,720,552
Shares outstanding	3,391,950,687	442,222,764	743,707,833
Net asset value, offering and redemption price per share (Net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended July 31, 2005
Investment Income	Scudder Money Market Fund	Scudder Government & Agency Money Fund	Scudder Tax-Exempt Money Fund
Income: Interest	$ 77,684,477	$ 9,192,292	$ 11,994,954
Expenses: Management fee	8,951,891	1,068,653	1,694,462
Services to shareholders	5,954,459	621,105	628,761
Custodian fees	184,753	18,869	25,738
Auditing	56,557	35,267	36,814
Legal	100,891	24,040	39,290
Trustees' fees and expenses	96,279	37,951	42,375
Reports to shareholders	231,423	30,222	24,146
Registration fees	47,658	36,672	35,260
Other	177,585	20,203	31,653
Total expenses, before expense reductions	15,801,496	1,892,982	2,558,499
Expense reductions	(30,761)	(4,572)	(6,730)
Total expenses, after expense reductions	15,770,735	1,888,410	2,551,769
Net investment income	61,913,742	7,303,882	9,443,185
Net realized gain (loss) on investment transactions	25,138	(179)	735
Net increase from payments by affiliates	—	—	251
Net increase (decrease) in net assets resulting from operations	$ 61,938,880	$ 7,303,703	$ 9,444,171

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder Money Market Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2005	2004
Operations: Net investment income	$ 61,913,742	$ 27,086,723
Net realized gain (loss) on investment transactions	25,138	152,420
Net increase (decrease) in net assets resulting from operations	61,938,880	27,239,143
Distributions to shareholders from net investment income	(62,715,860)	(26,522,686)
Fund share transactions: Proceeds from shares sold	2,044,805,653	2,741,794,941
Net assets acquired in tax-free reorganization	280,280,767	—
Reinvestment of distributions	60,454,544	25,772,392
Cost of shares redeemed	(2,424,311,653)	(3,453,632,487)
Net increase (decrease) in net assets from Fund share transactions	(38,770,689)	(686,065,154)
Increase (decrease) in net assets	(39,547,669)	(685,348,697)
Net assets at beginning of period	3,431,855,361	4,117,204,058
Net assets at end of period (including undistributed net investment income of $100,180 and $889,872, respectively)	$ 3,392,307,692	$ 3,431,855,361
Other Information
Shares outstanding at beginning of period	3,430,708,003	4,116,991,030
Shares sold	2,044,805,665	2,741,795,251
Shares issued in tax-free reorganization	280,294,179	—
Shares issued to shareholders in reinvestment of distributions	60,454,544	25,772,392
Shares redeemed	(2,424,311,704)	(3,453,850,670)
Net increase (decrease) in Fund shares	(38,757,316)	(686,283,027)
Shares outstanding at end of period	3,391,950,687	3,430,708,003

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder Government & Agency Money Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2005	2004
Operations: Net investment income	$ 7,303,882	$ 3,071,644
Net realized gain (loss) on investment transactions	(179)	6,935
Net increase (decrease) in net assets resulting from operations	7,303,703	3,078,579
Distributions to shareholders from net investment income	(7,402,591)	(2,984,910)
Fund share transactions: Proceeds from shares sold	237,410,768	231,591,717
Net assets acquired in tax-free reorganization	89,982,258	—
Reinvestment of distributions	7,105,589	2,868,586
Cost of shares redeemed	(293,514,169)	(336,269,376)
Net increase (decrease) in net assets from Fund share transactions	40,984,446	(101,809,073)
Increase (decrease) in net assets	40,885,558	(101,715,404)
Net assets at beginning of period	401,358,123	503,073,527
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $133 and $106,473, respectively)	$ 442,243,681	$ 401,358,123
Other Information
Shares outstanding at beginning of period	401,231,203	503,058,649
Shares sold	237,410,769	231,591,717
Shares issued in tax-free reorganization	89,989,372	—
Shares issued to shareholders in reinvestment of distributions	7,105,589	2,868,586
Shares redeemed	(293,514,169)	(336,287,749)
Net increase (decrease) in Fund shares	40,991,561	(101,827,446)
Shares outstanding at end of period	442,222,764	401,231,203

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder Tax-Exempt Money Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2005	2004
Operations: Net investment income	$ 9,443,185	$ 3,905,608
Net realized gain (loss) on investment transactions	735	—
Net increase from payments by affiliates	251	—
Net increase (decrease) in net assets resulting from operations	9,444,171	3,905,608
Distributions to shareholders from net investment income	(9,461,564)	(3,919,418)
Fund share transactions: Proceeds from shares sold	459,038,182	412,467,393
Net assets acquired in tax-free reorganization	120,128,452	—
Reinvestment of distributions	9,141,949	3,804,178
Cost of shares redeemed	(446,496,230)	(448,490,983)
Net increase (decrease) in net assets from Fund share transactions	141,812,353	(32,219,412)
Increase (decrease) in net assets	141,794,960	(32,233,222)
Net assets at beginning of period	601,925,592	634,158,814
Net assets at end of period (including undistributed net investment income of $18,799 and $47,417, respectively)	$ 743,720,552	$ 601,925,592
Other Information
Shares outstanding at beginning of period	601,878,580	634,098,052
Shares sold	459,038,182	412,467,393
Shares issued in tax-free reorganization	120,145,352	—
Shares issued to shareholders in reinvestment of distributions	9,141,949	3,804,178
Shares redeemed	(446,496,230)	(448,491,043)
Net increase (decrease) in Fund shares	141,829,253	(32,219,472)
Shares outstanding at end of period	743,707,833	601,878,580

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Money Market Fund
Years Ended July 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.019	.007	.011	.02	.05
Distributions from net investment income	(.019)	(.007)	(.011)	(.02)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.95	.71	1.11	2.01	5.54[a,b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	3,392	3,432	4,117	4,978	5,787
Ratio of expenses before expense reductions (%)	.48	.43	.43	.44	.42[c]
Ratio of expenses after expense reductions (%)	.48	.43	.43	.44	.41[c]
Ratio of net investment income (%)	1.91	.72	1.12	2.01	5.38

a Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution, the total return would have been lower.

b Total return would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.41% and 0.41%, respectively.

Scudder Government & Agency Money Fund
Years Ended July 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.019	.007	.011	.02	.05
Distributions from net investment income	(.019)	(.007)	(.011)	(.02)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.92	.67	1.07	1.96	5.44[a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	442	401	503	614	751
Ratio of expenses before expense reductions (%)	.49	.45	.43	.43	.41[b]
Ratio of expenses after expense reductions (%)	.49	.45	.43	.43	.40[b]
Ratio of net investment income (%)	1.88	.69	1.09	1.98	5.27

a Total return would have been lower had certain expenses not been reduced.

b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.40% and 0.40%, respectively.

Scudder Tax-Exempt Money Fund
Years Ended July 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.015	.006	.009	.01	.03
Distributions from net investment income	(.015)	(.006)	(.009)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.54	.65	.92	1.43	3.50[a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	744	602	634	687	745
Ratio of expenses before expense reductions (%)	.41	.41	.39	.38	.36[b]
Ratio of expenses after expense reductions (%)	.41	.41	.39	.38	.35[b]
Ratio of net investment income (%)	1.54	.64	.92	1.43	3.44

a Total return would have been lower had certain expenses not been reduced.

b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.35% and 0.35%, respectively.

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three investment funds (the "Funds"). Each Fund takes its own approach to money market investing. Scudder Money Market Fund emphasizes yield through a more diverse universe of investments, while Scudder Government & Agency Money Fund emphasizes government securities. Scudder Tax-Exempt Money Fund invests for income that is free from federal income taxes.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2005, the Scudder Tax-Exempt Fund had a net tax basis capital loss carryforward of approximately $600 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2013, the expiration date, whichever occurs first.

In addition, from November 1, 2004 through July 31, 2005, the Scudder Tax-Exempt Fund incurred approximately $5,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2006.

At July 31, 2005, the Scudder Government & Agency Money Fund had a net tax basis capital loss carryforward of approximately $1,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2012 ($25) and July 31, 2013 ($975), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2004 through July 31, 2005, the Scudder Government & Agency Money Fund incurred approximately $38 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2006.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At July 31, 2005, the Funds' components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Scudder Money Market Fund	Scudder Government & Agency Money Fund	Scudder Tax-Exempt Money Fund
Undistributed ordinary income*	$ 1,797,912	$ 235,031	$ —
Undistributed tax-exempt income	—	—	290,748
Capital loss carryforwards	—	(1,000)	(600)

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

Fund	Years Ended July 31,
	2005	2004
Scudder Money Market Fund — from ordinary income*	$ 62,715,860	$ 26,522,686
Scudder Government & Agency Money Fund — from ordinary income*	7,402,591	2,984,910
Scudder Tax-Exempt Money Fund — from tax-exempt income	9,461,564	3,919,418

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with each specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement.

From August 1, 2004 to June 12, 2005, the management fee was computed and accrued daily and payable monthly at the following rates:

First $215 million of the Fund's average daily net assets	0.500%
Next $335 million of such net assets	0.375%
Next $250 million of such net assets	0.300%
Over $800 million of such net assets	0.250%

Effective June 13, 2005, the new management fee was computed and accrued daily and payable monthly at the following rates:

First $215 million of the Fund's average daily net assets	0.500%
Next $335 million of such net assets	0.375%
Next $250 million of such net assets	0.300%
Next $800 million of such net assets	0.250%
Next $800 million of such net assets	0.240%
Next $800 million of such net assets	0.230%
Over $3.2 billion of such net assets	0.220%

Accordingly, for the year ended July 31, 2005, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Funds' average daily net assets as follows:

Fund	Total Aggregated	Annual Effective Rate (%)
Scudder Money Market Fund	$ 8,951,891.28
Scudder Government & Agency Money Fund	1,068,653.28
Scudder Tax-Exempt Money Fund	1,694,462.28

Effective June 13, 2005 through November 30, 2008, the Advisor has contractually agreed to waive all or a portion of their management fees and reimburse or pay certain operating expenses of the Funds to the extent necessary to maintain the operating expenses of each Fund at 0.47%, 0.45% and 0.40% of average net assets for Scudder Money Market Fund, Scudder Government & Agency Money Fund and Scudder Tax-Exempt Money Fund, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, trustee, and trustee counsel fees, and organizational and offering expenses).

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend-paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended July 31, 2005, the amounts charged to the Funds by SISC were as follows:

Fund	Total Aggregated	Unpaid at July 31, 2005
Scudder Money Market Fund	$ 3,256,811	$ 661,100
Scudder Government & Agency Money Fund	333,133	72,704
Scudder Tax-Exempt Money Fund	416,977	85,574

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and regulatory filing services to the Funds. For the six months ended July 31, 2005, the amount charged to the Funds by DeIM included in the reports to shareholders was as follows:

Fund	Total Aggregated	Unpaid at July 31, 2005
Scudder Money Market Fund	$ 7,325	$ 1,920
Scudder Government & Agency Money Fund	7,325	1,920
Scudder Tax-Exempt Money Fund	7,325	1,920

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Reductions

For the year ended July 31, 2005, the Advisor agreed to reimburse each Fund which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider in the following amounts:

Fund	Amount ($)
Scudder Money Market Fund	30,073
Scudder Government & Agency Money Fund	4,175
Scudder Tax-Exempt Money Fund	6,449

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended July 31, 2005, no transfer agent credits were earned by the Funds. During the year ended July 31, 2005, the Funds' custodian fees were reduced as follows:

Fund	Custodian Credits ($)
Scudder Money Market Fund	688
Scudder Government & Agency Money Fund	397
Scudder Tax-Exempt Money Fund	281

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

F. Acquisition of Assets

On June 10, 2005, Scudder Money Market Fund (the "Fund") acquired all of the net assets of Scudder YieldWise Money Fund pursuant to a plan of reorganization approved by the shareholders on May 26, 2005. The acquisition was accomplished by a tax-free exchange of 280,294,179 shares of Scudder YieldWise Money Fund for 280,294,179 shares of Scudder Money Market Fund outstanding on June 10, 2005. Scudder YieldWise Money Fund's net assets at that date of $280,280,767 were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,153,788,648. The combined net assets of the Fund immediately following the acquisition were $3,434,069,415.

On June 10, 2005, Scudder Government & Agency Money Fund (the "Fund") acquired all of the net assets of Scudder YieldWise Government & Agency Money Fund pursuant to a plan of reorganization approved by the shareholders on May 26, 2005. The acquisition was accomplished by a tax-free exchange of 89,989,372 shares of Scudder YieldWise Government & Agency Money Fund for 89,989,372 shares of Scudder Government & Agency Money Fund outstanding on June 10, 2005. Scudder YieldWise Government & Agency Money Fund's net assets at that date of $89,982,258 were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $364,974,106. The combined net assets of the Fund immediately following the acquisition were $454,956,364.

On June 10, 2005, Scudder Tax-Exempt Money Fund (the "Fund") acquired all of the net assets of Scudder YieldWise Municipal Money Fund pursuant to a plan of reorganization approved by the shareholders on May 26, 2005. The acquisition was accomplished by a tax-free exchange of 120,145,352 shares of Scudder YieldWise Municipal Money Fund for 120,145,352 shares of Scudder Tax-Exempt Money Fund outstanding on June 10, 2005. Scudder YieldWise Municipal Money Fund's net assets at that date of $120,128,452 were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $591,488,017. The combined net assets of the Fund immediately following the acquisition were $711,616,469.

G. Payments Made by Affiliates

During the year ended July 31, 2005, the Advisor reimbursed the Scudder Tax-Exempt Money Fund $251 for loss of income on a trade executed incorrectly.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Scudder Money Funds

We have audited the accompanying statements of assets and liabilities of Scudder Money Funds (the Trust), comprising Scudder Money Market Fund, Scudder Government & Agency Money Fund, and Scudder Tax-Exempt Money Fund (collectively, the Funds), including the portfolios of investments, as of July 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Scudder Money Funds at July 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts September 12, 2005
Tax Information (Unaudited)

Of the dividends paid from net investment income for the Scudder Tax-Exempt Money Fund for the taxable year ended July 31, 2005, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of July 31, 2005. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee's term of office extends until the next shareholders' meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairman, 2004-present Trustee, 1995-present

Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present) ; Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.

		74
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	74
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation	69
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	74
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	74
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	74
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	74
William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	74
Robert H. Wadsworth (1940) Trustee, 2004-present

President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1983-present). Director, The Germany Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board Scudder Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).

* Inception date of the corporation which was the predecessor to the L.L.C.

		77
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems	69
Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William N. Shiebler[4] (1942) Trustee, 2004-present	Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	125
Julian F. Sluyters[4] (1960) President and Chief Executive Officer, 2004-present

Managing Director[3], Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management

n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a
Kenneth Murphy[5] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, since 2005

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)

n/a
John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a
Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Vice President, Deutsche Asset Management	n/a
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present

Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004)

n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a
Scott M. McHugh[5] (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

3 Executive title, not a board directorship.

4 Address: 345 Park Avenue, New York, New York 10154

5 Address: Two International Place, Boston, Massachusetts 02110

6 Address: One South Street, Baltimore, Maryland 21202

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Scudder Money Market Fund	Scudder Government & Agency Money Fund	Scudder Tax-Exempt Money Fund
Nasdaq Symbol	KMMXX	KEGXX	KXMXX
CUSIP Number	81118M-100	81118M-209	81118M-308
Fund Number	6	11	29

ITEM 2.         CODE OF ETHICS.

As of the end of the period, July 31, 2005, Scudder Money Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its
Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                            SCUDDER MONEY MARKET FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal
 Year        Audit Fees     Audit-Related      Other Fees          All Other
 Ended        Billed         Fees Billed         Billed          Fees Billed
July 31      to Fund          to Fund            to Fund            to Fund
--------------------------------------------------------------------------------
2005          $46,542             $0              $6,347              $0
--------------------------------------------------------------------------------
2004          $36,667             $0              $6,471              $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related                               All Other
                  Fees Billed             Tax Fees             Fees
                  to Adviser             Billed to           Billed to
                      and                Adviser and       Adviser and
Fiscal            Affiliated             Affiliated         Affiliated
 Year                Fund                   Fund               Fund
 Ended              Service                Service            Service
July 31            Providers             Providers           Providers
--------------------------------------------------------------------------------
2005                $467,000               $61,520                 $0
--------------------------------------------------------------------------------
2004                $133,500                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                Total
                              Non-Audit
                                Fees
                              billed to
                             Adviser and
                             Affiliated             Total
                            Fund Service          Non-Audit
                             Providers          Fees billed to
                            (engagements         Adviser and
                              related             Affiliated
             Total         directly to the           Fund
           Non-Audit       operations and           Service
Fiscal       Fees             financial           Providers
 Year       Billed           reporting            (all other          Total of
 Ended     to Fund          of the Fund)         engagements)         (A), (B)
July 31       (A)                (B)                  (C)              and (C)
--------------------------------------------------------------------------------
2005        $6,347              $0                $27,459             $33,806
--------------------------------------------------------------------------------
2004        $6,471              $0               $681,000            $687,471
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

                                       2

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                                       3

                  SCUDDER GOVERNMENT & AGENCY MONEY MARKET FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal
 Year        Audit Fees     Audit-Related      Other Fees          All Other
 Ended        Billed         Fees Billed         Billed          Fees Billed
July 31      to Fund          to Fund            to Fund            to Fund
--------------------------------------------------------------------------------
2005          $31,630            $0              $4,313                 $0
--------------------------------------------------------------------------------
2004          $28,263            $0              $4,988                 $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related                               All Other
                  Fees Billed             Tax Fees             Fees
                  to Adviser             Billed to           Billed to
                      and                Adviser and       Adviser and
Fiscal            Affiliated             Affiliated         Affiliated
 Year                Fund                   Fund               Fund
 Ended              Service                Service            Service
July 31            Providers             Providers           Providers
--------------------------------------------------------------------------------
2005                 $467,000             $61,520                 $0
--------------------------------------------------------------------------------
2004                 $133,500               $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                Total
                              Non-Audit
                                Fees
                              billed to
                             Adviser and
                             Affiliated             Total
                            Fund Service          Non-Audit
                             Providers          Fees billed to
                            (engagements         Adviser and
                              related             Affiliated
             Total         directly to the           Fund
           Non-Audit       operations and           Service
Fiscal       Fees             financial           Providers
 Year       Billed           reporting            (all other          Total of
 Ended     to Fund          of the Fund)         engagements)         (A), (B)
July 31       (A)                (B)                  (C)              and (C)
--------------------------------------------------------------------------------
2005        $4,313              $0               $27,459                $31,722
--------------------------------------------------------------------------------
2004        $4,988              $0              $681,000               $685,988
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

                                       2

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                                       3

                          SCUDDER TAX EXEMPT MONEY FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal
 Year        Audit Fees     Audit-Related      Other Fees          All Other
 Ended        Billed         Fees Billed         Billed          Fees Billed
July 31      to Fund          to Fund            to Fund            to Fund
--------------------------------------------------------------------------------
2005         $32,797             $0              $4,472               $0
--------------------------------------------------------------------------------
2004         $28,622             $0              $5,051               $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related                               All Other
                  Fees Billed             Tax Fees             Fees
                  to Adviser             Billed to           Billed to
                      and                Adviser and       Adviser and
Fiscal            Affiliated             Affiliated         Affiliated
 Year                Fund                   Fund               Fund
 Ended              Service                Service            Service
July 31            Providers             Providers           Providers
--------------------------------------------------------------------------------
2005                 $467,000               $61,520                 $0
--------------------------------------------------------------------------------
2004                 $133,500                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                Total
                              Non-Audit
                                Fees
                              billed to
                             Adviser and
                             Affiliated             Total
                            Fund Service          Non-Audit
                             Providers          Fees billed to
                            (engagements         Adviser and
                              related             Affiliated
             Total         directly to the           Fund
           Non-Audit       operations and           Service
Fiscal       Fees             financial           Providers
 Year       Billed           reporting            (all other          Total of
 Ended     to Fund          of the Fund)         engagements)         (A), (B)
July 31       (A)                (B)                  (C)              and (C)
--------------------------------------------------------------------------------
2005        $4,472              $0                $27,459             $31,931
--------------------------------------------------------------------------------
2004        $5,051              $0               $681,000            $686,051
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

                                       2

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                                       3

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:               Scudder Government & Agency Money Fund,
                          Scudder Money Market Fund, Scudder
                          Tax-Exempt Money Fund, a series of Scudder Money Funds

By:                       /s/ Julian Sluyters
                          ---------------------------
                          Julian Sluyters
                          Chief Executive Officer

Date:                     September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:               Scudder Government & Agency Money Fund,
                          Scudder Money Market Fund, Scudder
                          Tax-Exempt Money Fund, a series of Scudder Money Funds

By:                       /s/ Julian Sluyters
                          ---------------------------
                          Julian Sluyters
                          Chief Executive Officer

Date:                     September 22, 2005

By:                       /s/ Paul Schubert
                          ---------------------------
                          Paul Schubert
                          Chief Financial Officer

Date:                     September 22, 2005